LONG-TERM DEBT (Disclosure of principal repayments on long-term debt) (Details)	Mar. 31, 2022 CAD ($)
Disclosure of detailed information about borrowings [line items]
Estimated principal repayments on long-term debt	$ 1,949,000
2023 [Member]
Disclosure of detailed information about borrowings [line items]
Estimated principal repayments on long-term debt	950,930
2024 [Member]
Disclosure of detailed information about borrowings [line items]
Estimated principal repayments on long-term debt	$ 998,070